GOODWILL AND OTHER INTANGIBLE ASSETS (Details 1) - USD ($)	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 868,642	$ 5,250,711
2025	3,484,113	5,250,711
2026	3,484,113	5,250,711
2027	3,493,695	5,241,310
2028	3,363,505	5,101,522
Thereafter	13,245,038	19,835,672
Total Future Amortization	$ 27,939,106	$ 45,930,637	$ 36,009,805